Investments - Schedule of Subsidiaries and Jointly Controlled Entities Percentage by the Company's Ownership Interest (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Share capital	R$ 11,007	R$ 11,007
Equity	R$ 24,656	R$ 21,784
C E M I G Geracaoe Transmissao [Member]
IfrsStatementLineItems [Line Items]
Number of shares	2,896,785,358
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 5,474	R$ 5,474	R$ 4,124
Equity	R$ 10,703	R$ 8,893	R$ 7,755
M E S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	24,796,536,323
Cemig interest %		7.53%	15.51%
Share capital		R$ 12,202	R$ 10,620
Equity		R$ 229	R$ 1,492
Hidreletrica cachoeirao [member]
IfrsStatementLineItems [Line Items]
Number of shares	35,000,000
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 35	R$ 35	R$ 35
Equity	R$ 96	R$ 96	R$ 120
Guanhaes Energia [Member]
IfrsStatementLineItems [Line Items]
Number of shares	548,626,000
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 549	R$ 549	R$ 549
Equity	R$ 419	R$ 373	R$ 255
Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Number of shares	41,360,000
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 41	R$ 41	R$ 41
Equity	R$ 97	R$ 95	R$ 95
Baguari Energia [Member]
IfrsStatementLineItems [Line Items]
Number of shares	26,157,300,278
Cemig interest %		69.39%	69.39%
Share capital		R$ 187	R$ 187
Equity		R$ 231	R$ 243
Parajuru [Member]
IfrsStatementLineItems [Line Items]
Number of shares	35,000,000
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 35	R$ 86	R$ 86
Equity	R$ 92	R$ 158	R$ 128
Voltado Rio [Member]
IfrsStatementLineItems [Line Items]
Number of shares	180,000,000
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 180	R$ 275	R$ 275
Equity	R$ 208	R$ 248	R$ 207
Lightger [Member]
IfrsStatementLineItems [Line Items]
Number of shares	79,078,937
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 57	R$ 79	R$ 79
Equity	R$ 83	R$ 123	R$ 98
Alianca norte (belo monte plant) [member]
IfrsStatementLineItems [Line Items]
Number of shares	41,949,320,044
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 1,210	R$ 1,210	R$ 1,209
Equity	R$ 1,007	R$ 1,084	R$ 1,148
Amazonia Energia [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,322,897,723
Cemig interest %	74.50%	74.50%	74.50%
Share capital	R$ 1,323	R$ 1,323	R$ 1,323
Equity	R$ 1,099	R$ 1,189	R$ 1,252
Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,291,582,500
Cemig interest %	45.00%	45.00%	45.00%
Share capital	R$ 1,291	R$ 1,291	R$ 1,291
Equity	R$ 2,046	R$ 2,039	R$ 1,858
Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Number of shares	225,350,000
Cemig interest %		49.90%	49.90%
Share capital		R$ 225	R$ 225
Equity		R$ 319	R$ 346
Itaocara [Member]
IfrsStatementLineItems [Line Items]
Number of shares	156,259,500
Cemig interest %	49.00%	49.00%	49.00%
Share capital	R$ 207	R$ 207	R$ 156
Equity	R$ 15	R$ 15	R$ (42)
Cemig Baguari [Member]
IfrsStatementLineItems [Line Items]
Number of shares	406,000
Cemig interest %	100.00%	100.00%	100.00%
C E M I G Geracao Tres Marias [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,291,423,369
Cemig interest %		100.00%	100.00%
Share capital		R$ 1,291	R$ 1,291
Equity		R$ 1,728	R$ 1,652
Cemig Ger Salto Grande S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	405,267,607
Cemig interest %		100.00%	100.00%
Share capital		R$ 405	R$ 405
Equity		R$ 562	R$ 527
Cemig Ger Itutinga S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	151,309,332
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 151	R$ 151	R$ 151
Equity	R$ 228	R$ 231	R$ 212
Cemig Geracao Camargos S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	113,499,102
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 113	R$ 113	R$ 113
Equity	R$ 168	R$ 183	R$ 165
Cemig Geracao Sul S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	148,146,505
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 148	R$ 148	R$ 148
Equity	R$ 255	R$ 252	R$ 215
Cemig Geracao Leste S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	100,568,929
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 101	R$ 101	R$ 101
Equity	R$ 158	R$ 168	R$ 148
Cemig Geracao Oeste S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	60,595,484
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 61	R$ 61	R$ 61
Equity	R$ 145	R$ 126	R$ 106
Rosal Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	46,944,467
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 47	R$ 47	R$ 47
Equity	R$ 112	R$ 123	R$ 115
Sa Carvalho S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	361,200,000
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 37	R$ 37	R$ 37
Equity	R$ 92	R$ 138	R$ 134
Horizontes Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	10,000,000
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 10	R$ 39	R$ 39
Equity	R$ 32	R$ 61	R$ 60
Cemig P C H S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	6,000,000
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 6	R$ 46	R$ 46
Equity	R$ 51	R$ 99	R$ 90
Cemig Geracao Poco Fundo S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	139,084,745
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 139	R$ 139	R$ 97
Equity	R$ 168	R$ 172	R$ 114
Empresa De Servicos De Comercializacao De Energia Eletrica S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	486,000
Cemig interest %	100.00%	100.00%	100.00%
Share capital		R$ 0
Equity	R$ 29	R$ 11	R$ 8
Cemig Trading S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,000,000
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 1	R$ 1	R$ 1
Equity	R$ 9	R$ 6	R$ 2
Centroeste [Member]
IfrsStatementLineItems [Line Items]
Number of shares	28,000,000
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 28	R$ 28	R$ 28
Equity	R$ 113	R$ 120	R$ 0
UFV Tres Marias [Member]
IfrsStatementLineItems [Line Items]
Number of shares	6,887,499
Cemig interest %	100.00%	100.00%
Share capital	R$ 7
Equity	R$ 46
Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Number of shares	2,359,113,452
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 6,284	R$ 5,372	R$ 5,372
Equity	R$ 9,121	R$ 7,105	R$ 6,943
Taesa [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,033,496,721
Cemig interest %	21.68%	21.68%	21.68%
Share capital	R$ 3,042	R$ 3,042	R$ 3,042
Equity	R$ 6,679	R$ 6,570	R$ 6,685
Gasmig [Member]
IfrsStatementLineItems [Line Items]
Number of shares	409,255,483
Cemig interest %	99.57%	99.57%	99.57%
Share capital	R$ 665	R$ 665	R$ 665
Equity	R$ 1,386	R$ 1,373	R$ 1,222
C E M I G Sim [Member]
IfrsStatementLineItems [Line Items]
Number of shares	306,664,742
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 307	R$ 175	R$ 285
Equity	R$ 419	R$ 199	R$ 297
Sete Lagoas [Member]
IfrsStatementLineItems [Line Items]
Number of shares	36,857,080
Cemig interest %	100.00%	100.00%	100.00%
Share capital	R$ 37	R$ 37	R$ 37
Equity	R$ 80	R$ 73	R$ 65